(Wells Fargo WealthBuilder Conservative Allocation Portfolio)
Investment Objective
The Portfolio seeks current income with a secondary emphasis on capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 45 and 46 of the Prospectus and "Additional Purchase and Redemption Information" on page 48 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo WealthBuilder Conservative Allocation Portfolio)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo WealthBuilder Conservative Allocation Portfolio)		Class A	Class C
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.50%	0.50%
Acquired Fund Fees and Expenses		0.53%	0.53%
Total Annual Fund Operating Expenses	[1]	1.28%	2.03%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1],[2]	1.28%	2.03%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo WealthBuilder Conservative Allocation Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	698	958	1,237	2,031
Class C	306	637	1,093	2,358

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo WealthBuilder Conservative Allocation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	206	637	1,093	2,358

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 198% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 25% of its assets to stock funds, up to 85% of its assets to bond funds and up to 10% of its assets to alternative investment strategy funds.

The Portfolio's "neutral" target allocation is as follows:

  20% of the Portfolio's total assets in stock funds;

  75% of the Portfolio's total assets in bond funds; and

  5% of the Portfolio's total assets in alternative-style funds.

We may adjust the Portfolio's target allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a diversified investment, consisting of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings may be diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment grade bonds, inflation-protected bonds, and foreign issues. Stock holdings may be diversified across a wide range of stock fund styles including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, precious metals and other non-traditional investments, or following merger arbitrage, managed futures, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an "alternative-style fund" may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund's overall strategy in determining whether it is an "alternative-style fund" for purposes of making investments consistent with the Portfolio's target allocation.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Portfolio may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.

Portfolio Asset Allocation
The following table provides a percentage breakdown of the Portfolio's asset allocations, including the Portfolio's neutral asset allocation and target asset allocation range.

Investment Style	Neutral Position	Range
Stock Funds	20%	15-25%
Bond Funds	75%	65-85%
Alternative Investment Funds	5%	0-10%

Principal Investment Risks

An investment in the Portfolio may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's website at wellsfargofunds.com.

Highest Quarter: 2nd Quarter 2009	+8.10%
Lowest Quarter: 4th Quarter 2008	-7.55%
Year-to-date total return as of 6/30/2016 is +2.94%

Average Annual Total Returns for the periods ended 12/31/2015	[2]
Average Annual Total Returns - (Wells Fargo WealthBuilder Conservative Allocation Portfolio)		1 Year	5 Years	10 Years
Class A		(3.28%)	2.00%	3.05%
Class C		(3.28%)	2.00%	3.05%
Class C | (after taxes on distributions)		(4.26%)	0.97%	2.00%
Class C | (after taxes on distributions and the sale of Fund Shares)		(1.43%)	1.32%	2.07%
WealthBuilder Conservative Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.32%	4.48%	5.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.55%	3.25%	4.51%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		(5.66%)	1.06%	2.92%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		0.48%	12.18%	7.35%
[1]	The WealthBuilder Conservative Allocation Blended Index is comprised of the following indexes: Russell 3000® Index (14%), MSCI ACWI ex US Index (Net) (6%) and Barclays Aggregate Bond Index (80%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

(Wells Fargo WealthBuilder Equity Portfolio (formerly WealthBuilder Tactical Equity Portfolio))
Investment Objective
The Portfolio seeks long-term capital appreciation with no emphasis on income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 45 and 46 of the Prospectus and "Additional Purchase and Redemption Information" on page 48 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo WealthBuilder Equity Portfolio (formerly WealthBuilder Tactical Equity Portfolio))	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo WealthBuilder Equity Portfolio (formerly WealthBuilder Tactical Equity Portfolio))		Class A	Class C
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.50%	0.50%
Acquired Fund Fees and Expenses		0.77%	0.77%
Total Annual Fund Operating Expenses	[1]	1.52%	2.27%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1],[2]	1.52%	2.27%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo WealthBuilder Equity Portfolio (formerly WealthBuilder Tactical Equity Portfolio)) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	721	1,028	1,356	2,283
Class C	330	709	1,215	2,605

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo WealthBuilder Equity Portfolio (formerly WealthBuilder Tactical Equity Portfolio))	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	230	709	1,215	2,605

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by investing at least 80% of the Portfolio's net assets in equity securities (through investment in Underlying Funds). The Portfolio is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company, and international. Additionally, we may invest up to 10% of the Portfolio's net assets in bond or alternative-style asset classes (through investment in Underlying Funds).

We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Portfolio may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.

Depending on market conditions, some equity asset classes will perform better than others. The Portfolio's broad diversification across equity styles and the use of tactical allocation between equity styles may help to reduce the overall impact of poor performance in any one equity asset class.

Portfolio Asset Allocation
The following table provides a percentage breakdown of the Portfolio's asset allocations, including the Portfolio's neutral asset allocation and target asset allocation range.

Investment Style	Neutral Position	Range
Large Company Style	60%	45-75%
Small Company Style	10%	5-15%
International Style	30%	20-40%
Alternative and/or Bond Style	0%	0%-10%
Total Portfolio Assets	100%

Principal Investment Risks

An investment in the Portfolio may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's website at wellsfargofunds.com.

Highest Quarter: 2nd Quarter 2009	+22.95%
Lowest Quarter: 4th Quarter 2008	-25.88%
Year-to-date total return as of 6/30/2016 is -1.65%

Average Annual Total Returns for the periods ended 12/31/2015	[2]
Average Annual Total Returns - (Wells Fargo WealthBuilder Equity Portfolio (formerly WealthBuilder Tactical Equity Portfolio))		1 Year	5 Years	10 Years
Class A		(2.78%)	6.65%	4.07%
Class C		(2.78%)	6.65%	4.07%
Class C | (after taxes on distributions)		(2.78%)	6.65%	3.73%
Class C | (after taxes on distributions and the sale of Fund Shares)		(1.57%)	5.22%	3.22%
Wealthbuilder Equity Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.35%)	8.79%	6.09%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		(5.66%)	1.06%	2.92%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		0.48%	12.18%	7.35%
[1]	The WealthBuilder Equity Blended Index is comprised of the following indexes: Russell 3000® Index (70%) and MSCI ACWI ex US Index (Net) (30%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

(Wells Fargo WealthBuilder Growth Allocation Portfolio)
Investment Objective
The Portfolio seeks capital appreciation with a secondary emphasis on current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 45 and 46 of the Prospectus and "Additional Purchase and Redemption Information" on page 48 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo WealthBuilder Growth Allocation Portfolio)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo WealthBuilder Growth Allocation Portfolio)		Class A	Class C
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.51%	0.51%
Acquired Fund Fees and Expenses		0.74%	0.74%
Total Annual Fund Operating Expenses	[1]	1.50%	2.25%
Fee Waivers		(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[1],[2]	1.49%	2.24%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo WealthBuilder Growth Allocation Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	718	1,021	1,346	2,262
Class C	327	702	1,204	2,584

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo WealthBuilder Growth Allocation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	227	702	1,204	2,584

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 90% of its assets to stock funds, up to 20% of its assets to bond funds and up to 20% of its assets to alternative investment strategy funds.

The Portfolio's "neutral" target allocation is as follows:

  80% of the Portfolio's total assets in stock funds;

  10% of the Portfolio's total assets in bond funds; and

  10% of the Portfolio's total assets in alternative-style funds.

We may adjust the Portfolio's target allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a diversified investment, consisting of stock, bond, and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international . Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an "alternative-style fund" may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund's overall strategy in determining whether it is an "alternative-style fund" for purposes of making investments consistent with the Portfolio's target allocation.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Portfolio may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.

Portfolio Asset Allocation
The following table provides a percentage breakdown of the Portfolio's asset allocations, including the Portfolio's neutral asset allocation and target asset allocation range.

Investment Style	Neutral Position	Range
Stock Funds	80%	70-90%
Bond Funds	10%	0-20%
Alternative Investment Funds	10%	0-20%

Principal Investment Risks

An investment in the Portfolio may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's website at wellsfargofunds.com.

Highest Quarter: 2nd Quarter 2009	+20.30%
Lowest Quarter: 4th Quarter 2008	-25.50%
Year-to-date total return as of 6/30/2016 is -0.08%

Average Annual Total Returns for the periods ended 12/31/2015	[2]
Average Annual Total Returns - (Wells Fargo WealthBuilder Growth Allocation Portfolio)		1 Year	5 Years	10 Years
Class A		(3.05%)	5.90%	3.66%
Class C		(3.05%)	5.90%	3.66%
Class C | (after taxes on distributions)		(4.43%)	5.21%	3.02%
Class C | (after taxes on distributions and the sale of Fund Shares)		(0.68%)	4.55%	2.77%
Wealthbuilder Growth Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]	(0.82%)	7.81%	6.01%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.55%	3.25%	4.51%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		(5.66%)	1.06%	2.92%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		0.48%	12.18%	7.35%
[1]	The WealthBuilder Growth Allocation Blended Index is comprised of the following indexes: Russell 3000® Index (56%), MSCI ACWI ex US Index (Net) (24%) and Barclays Aggregate Bond Index (20%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

(Wells Fargo WealthBuilder Growth Balanced Portfolio)
Investment Objective
The Portfolio seeks a combination of capital appreciation and current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 45 and 46 of the Prospectus and "Additional Purchase and Redemption Information" on page 48 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo WealthBuilder Growth Balanced Portfolio)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo WealthBuilder Growth Balanced Portfolio)		Class A	Class C
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.49%	0.49%
Acquired Fund Fees and Expenses		0.68%	0.68%
Total Annual Fund Operating Expenses	[1]	1.42%	2.17%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1],[2]	1.42%	2.17%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo WealthBuilder Growth Balanced Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	711	999	1,307	2,179
Class C	320	679	1,164	2,503

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo WealthBuilder Growth Balanced Portfolio)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	220	679	1,164	2,503

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 70% of its assets to stock funds, up to 40% of its assets to bond funds and up to 20% of its assets to alternative investment strategy funds.

The Portfolio's "neutral" target allocation is as follows:

  60% of the Portfolio's total assets in stock funds;

  30% of the Portfolio's total assets in bond funds; and

  10% of the Portfolio's total assets in alternative-style funds.

We may adjust the Portfolio's target allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a diversified investment, consisting of stock, bond, alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an "alternative-style fund" may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund's overall strategy in determining whether it is an "alternative-style fund" for purposes of making investments consistent with the Portfolio's target allocation.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Portfolio may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.

Portfolio Asset Allocation
The following table provides a percentage breakdown of the Portfolio's asset allocations, including the Portfolio's neutral asset allocation and target asset allocation range.

Investment Style	Neutral Position	Range
Stock Funds	60%	50-70%
Bond Funds	30%	20-40%
Alternative Investment Funds	10%	0-20%

Principal Investment Risks

An investment in the Portfolio may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's website at wellsfargofunds.com.

Highest Quarter: 2nd Quarter 2009	+18.29%
Lowest Quarter: 4th Quarter 2008	-22.37%
Year-to-date total return as of 6/30/2016 is +1.23%

Average Annual Total Returns for the periods ended 12/31/2015	[2]
Average Annual Total Returns - (Wells Fargo WealthBuilder Growth Balanced Portfolio)		1 Year	5 Years	10 Years
Class A		(3.01%)	5.17%	3.74%
Class C		(3.01%)	5.17%	3.74%
Class C | (after taxes on distributions)		(4.36%)	4.53%	2.93%
Class C | (after taxes on distributions and the sale of Fund Shares)		(0.82%)	3.93%	2.78%
Wealthbuilder Growth Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]	(0.37%)	6.76%	5.80%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.55%	3.25%	4.51%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		(5.66%)	1.06%	2.92%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		0.48%	12.18%	7.35%
[1]	The WealthBuilder Growth Balanced Blended Index is comprised of the following indexes: Russell 3000® Index (42%), MSCI ACWI ex US Index (Net) (18%) and Barclays Aggregate Bond Index (40%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

(Wells Fargo WealthBuilder Moderate Balanced Portfolio)
Investment Objective
The Portfolio seeks a combination of current income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 45 and 46 of the Prospectus and "Additional Purchase and Redemption Information" on page 48 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo WealthBuilder Moderate Balanced Portfolio)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo WealthBuilder Moderate Balanced Portfolio)		Class A	Class C
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.49%	0.49%
Acquired Fund Fees and Expenses		0.61%	0.61%
Total Annual Fund Operating Expenses	[1]	1.35%	2.10%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1],[2]	1.35%	2.10%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo WealthBuilder Moderate Balanced Portfolio) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	705	978	1,272	2,105
Class C	313	658	1,129	2,431

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo WealthBuilder Moderate Balanced Portfolio)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	213	658	1,129	2,431

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 50% of its assets to stock funds, up to 60% of its assets to bond funds and up to 20% of its assets to alternative investment strategy funds.

The Portfolio's "neutral" target allocation is as follows:

  40% of the Portfolio's total assets in stock funds;

  50% of the Portfolio's total assets in bond funds; and

  10% of the Portfolio's total assets in alternative-style funds.

We may adjust the Portfolio's target allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a diversified investment, consisting of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an "alternative-style fund" may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund's overall strategy in determining whether it is an "alternative-style fund" for purposes of making investments consistent with the Portfolio's target allocation.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Portfolio may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.

Portfolio Asset Allocation
The following table provides a percentage breakdown of the Portfolio's asset allocations, including the Portfolio's neutral asset allocation and target asset allocation range.

Investment Style	Neutral Position	Range
Stock Funds	40%	30-50%
Bond Funds	50%	40-60%
Alternative Investment Funds	10%	0-20%

Principal Investment Risks

An investment in the Portfolio may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's website at wellsfargofunds.com.

Highest Quarter: 2nd Quarter 2009	+12.57%
Lowest Quarter: 4th Quarter 2008	-14.27%
Year-to-date total return as of 6/30/2016 is +2.11%

Average Annual Total Returns for the periods ended 12/31/2015	[2]
Average Annual Total Returns - (Wells Fargo WealthBuilder Moderate Balanced Portfolio)		1 Year	5 Years	10 Years
Class A		(2.94%)	3.57%	3.49%
Class C		(2.94%)	3.57%	3.49%
Class C | (after taxes on distributions)		(4.16%)	2.48%	2.50%
Class C | (after taxes on distributions and the sale of Fund Shares)		(1.01%)	2.53%	2.46%
Wealthbuilder Moderate Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.01%	5.65%	5.48%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.55%	3.25%	4.51%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		(5.66%)	1.06%	2.92%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		0.48%	12.18%	7.35%
[1]	The WealthBuilder Moderate Balanced Blended Index is comprised of the following indexes: Russell 3000® Index (28%), MSCI ACWI ex US Index (Net) (12%) and Barclays Aggregate Bond Index (60%).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Historical performance shown for Class A and Class C shares reflects the performance of WealthBuilder Portfolio shares. The WealthBuilder Portfolio shares annual returns are substantially similar to what the Class A and Class C annual returns would be because the Class A, Class C and WealthBuilder Portfolio shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.